Class A, C, I and Y Prospectus | Dreyfus International Bond Fund
Dreyfus International Bond Fund
November 1, 2017 THE DREYFUS/LAUREL FUNDS TRUST Dreyfus International Bond Fund (Class A, C, I and Y Shares) Supplement to Summary Prospectus and Prospectus Dated March 1, 2017

The following information supersedes and replaces any contrary information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary - Fees and Expenses” in the fund’s prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, I and Y Prospectus - Dreyfus International Bond Fund	Dreyfus International Bond Fund - Class A		Dreyfus International Bond Fund - Class C	Dreyfus International Bond Fund - Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, I and Y Prospectus - Dreyfus International Bond Fund		Dreyfus International Bond Fund - Class A	Dreyfus International Bond Fund - Class C	Dreyfus International Bond Fund - Class I	Class Y
Management fees	[1]	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)		0.63%	0.43%	0.15%	0.07%
Total annual fund operating expenses		1.13%	1.68%	0.65%	0.57%
Fee waiver and/or expense reimbursement	[2]	(0.11%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.02%	1.68%	0.65%	0.57%
[1]	Restated to reflect current management fee.
[2]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the Class A shares of the fund so that the expenses of such Class A shares (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .77%. On or after March 1, 2019, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense limitation agreement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A, C, I and Y Prospectus - Dreyfus International Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Dreyfus International Bond Fund - Class A	549	783	1,034	1,753
Dreyfus International Bond Fund - Class C	271	530	913	1,987
Dreyfus International Bond Fund - Class I	66	208	362	810
Class Y	58	183	318	714

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Class A, C, I and Y Prospectus - Dreyfus International Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Dreyfus International Bond Fund - Class A	549	783	1,034	1,753
Dreyfus International Bond Fund - Class C	271	530	913	1,987
Dreyfus International Bond Fund - Class I	66	208	362	810
Class Y	58	183	318	714